Cash and cash equivalents	12 Months Ended
Jun. 30, 2023
Cash and cash equivalents
Cash and cash equivalents

20 Cash and cash equivalents

Cash and cash equivalents comprise:

	As at June 30,
	2022	2023
	RMB’000	RMB’000
Cash on hand	450	576
Cash at bank	5,348,042	6,488,637
Cash and cash equivalents as presented in the consolidated statements of financial position and in the consolidated statements of cash flows	5,348,492	6,489,213